Markman
MULTIFUNDS

          Annual
          Report

          December 31, 2000

          Aggressive Allocation Portfolio
          Moderate Allocation Portfolio
          Conservative Allocation Portfolio
          Income Allocation Portfolio

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INVESTMENT 2000:
A DISAPPOINTING YEAR. DOES 2001 SHOW PROMISE OF BETTER TIMES AHEAD?
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There's  no gentle way to say it: the  returns in our  Portfolios  over the past year (particularly over the past nine months) have been bad. After a great run in 1999, followed by a strong first quarter in 2000, our investment results have been very disappointing. Questions abound, the most important and relevant of which is: What's likely to happen now? Will 2001 be another year of declines, or a year of sharp recovery?

In this annual report we will explain what we did and why we did it. But before we do so, we want to state unequivocally that we think the ultimate direction of the market has never been clearer: The next 12-18 months are very likely to be a strong positive period in the equity and bond markets. This is not just wishful thinking. There is a wealth of very real historic, psychological, and fundamental evidence that points to higher prices down the road.

MAY THE FORCE (THE FED) BE WITH YOU

First and foremost is the sudden and aggressive shift in monetary policy by the Federal Reserve. As you know, on January 3rd, the Fed lowered the Fed Funds rate by .5%. This was a significant move, all the more remarkable by the fact that this was the first time in some ten years that the Fed had, between meetings, lowered rates by a full half a percentage point. It clearly signaled a new stance, one in which the Fed would be willing to act aggressively to lower rates to aid in economic recovery. (It is possible that an additional rate cut may have also occurred even by the time you read this.) Why is this so important? Because there are few, if any, forces that have greater impact and act with more assurance on the markets than an active Federal Reserve. Since 1954, the Fed has moved to cut rates seventeen times. In fifteen of those periods, the stock market has been higher just a few months later. It was only in 1960 and 1981 that the market was not higher 90 days later. In the seven Fed Funds decreases we've had since 1985, the Dow has, on average, risen 23.4% over the next year. The Nasdaq has risen 21.2%. According to Merrill Lynch, their Tech 100 Index has risen an average of 30% in the first three months after the first Fed Funds rate cut in a series, and 60% in the 12 months following the cut. In addition, after every .5% cut (like the one we just had), technology has outperformed the market.

That said, we must also realistically confront the underlying reason for the Fed's sudden aggressiveness: a weakening economy. With this reality, it would be foolish not to expect more bad economic news before things turn up. News reports over the next couple of months will undoubtedly be full of negative economic numbers. The current landscape is likely to appear pretty bleak. In this unfolding environment we must, however, remember that the stock market is a discounting mechanism. That is, contrary to what may

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The next 12-18  months  are very  likely to be a strong  positive  period in the equity and bond markets. There are few, if any, forces that have greater impact and act with more assurance on the markets than an active Federal Reserve.
--------------------------------------------------------------------------------

seem to be the case, the market will not trend based on what is happening now, but rather on what it sees unfolding 6-12 months down the road. When the media tell us how the market has reacted to a current news event, what we are most often seeing is the market interpreting how that news will play out well down the road, not just currently.

We have, over the past year, gone through a textbook example of this dynamic. You'll recall how last winter, and even well into the spring and summer, the concern was that the economy was growing too fast. Yet the markets had turned down beginning in February/March, even while business still seemed robust in most areas. With the declines that occurred last spring and summer, the markets were anticipating the slowdown that became more apparent this fall. The additional weakness over recent months, too, wasa telegraph for the news we see right now.

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                                    Markman                                    1

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We also know that the markets,  more often than not,  will move contrary to what extreme sentiment readings would indicate. Again, a look over the past year is instructive. As 2000 began, sentiment was extremely bullish, and remained so for some time. And, as we saw, prices eventually proceeded to move sharply lower, even in the face of this positive sentiment.

--------------------------------------------------------------------------------
In this unfolding environment we must, however, remember that the stock market is a discounting mechanism. The market will not trend based on what is happening now, but rather on what it sees unfolding 6-12 months down the road.
--------------------------------------------------------------------------------

THE SIGNALS ARE CLEAR NOW: FULL SPEED AHEAD

We admit that, in hindsight, we did not pay enough heed to those fundamental warnings a year ago. The Fed was aggressively moving to raise rates to slow down the economy. Sentiment was bullish. Valuations were higher than they'd ever been. Things were being set up for a decline.

That said, we also must guard against the temptation to make the same mistake all over again. There is always a very human tendency to project the future from what is happening in the recent period. Should we now get more cautious with our investment stance? Not if we recognize that today the Fed is moving aggressively to lower rates. Sentiment is bearish. Valuation levels have been significantly reduced. So what can we conclude will be the next major move in the market?

We think that the potential remaining downside (and there is probably some of that left) is far outweighed by the magnitude and length of the next potential bull market. We continue to remain confident that when the dust all settles, the sectors of the market that will have the greatest bounce back will be those we have our portfolios allocated to. Even a venerable market observer like Louis Ruykeyser recently weighed in with: "Are Technology stocks dead? My answer is 'BULL!' Last time I looked, nobody ever told you that markets would continue to go up at that stunning rate in perpetuity, with never a downward adjustment along the way. And particularly, if you want to hold the stocks that are the dominant performers of this era, you have to be ready for the periodic and inevitable "tech wrecks" that shake out the weakest holders and create buying opportunities for the rest."

Contrary to just about everything you hear today, valuations in technology are NOT sky high. Sure the press loves to talk about dot coms with no earnings and highlight those companies with triple digit PE's, but the current reality with many large tech companies is quite different. Profits and cash flow are strong, debt is virtually non-existent and, most importantly, earnings versus growth rates are at very attractive levels compared to the rest of the market.

One of the most important fundamental measures of a stock's value is the PEG Ratio. The PEG ratio measures what the PE of a stock is relative to its earnings growth rate. For example, if a stock has a PE of 30 and is growing earnings at 15% a year, it has a PEG of 2.0. Ideally, the lower the PEG ratio, the better. A PEG of 1.0 or below has historically been considered genuine bargain territory by many experts.

Currently,  the broad market,  as measured by the S&P 500,  sports a PE of about
25. Earnings growth on the S&P looks to be about 10% at best. So we get a PEG for the S&P of 2.5. Given all the talk about overvalued tech stocks, you might imagine that the PEG for the Nasdaq would be much higher. Think again. If we look at the ten largest stocks in the Nasdaq 100, their average PEG is only 1.7, far below the S&P's PEG of 2.5.

--------------------------------------------------------------------------------
We think that the potential remaining downside (and there is probably some of that left) is far outweighed by the magnitude and length of the next potential bull market.
--------------------------------------------------------------------------------

Yes, there is a slowdown. And yes, it is impacting companies across the board, tech included. Short-term results for many companies have been and will continue to be weak. But during this period it pays to remember that when investing in tech we are investing based on what we see companies achieving over the next several years, not the next several months. The market, however, seems to be pricing many quality companies on a very short-term basis. When the slowdown ends, and earnings begin to accelerate again, we will probably find that the tech sector was very reasonably priced as we began 2001. The potential large gains of the next few years are now, as we speak, being offered for our taking.

Near term, however, there is likely to be more volatility and uncertainty as the market attempts to "fake out" the maximum number of investors. Let's not be one of them.

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2                                   Markman
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WHY WE MADE THE CHOICES WE DID IN 2000

Any discussion of the past year and our investment strategy would be less than candid if we didn't forthrightly address the question we know many of you have:
"Why didn't you see these signs and move us out of the market or, if not out, to more stable stock market areas?" Fair question. Of course, history is always colored by looking through the lens of 20/20 hindsight, so we must be very careful to remember what we actually knew and felt back at the beginning of 2000. 1999 was, of course, a very good year and it was

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Contrary to just about  everything you hear today,  valuations in technology are
NOT sky high. Profits and cash flow are strong, debt is virtually non-existent and, most importantly, earnings versus growth rates are at very attractive levels compared to the rest of the market.
--------------------------------------------------------------------------------

immediately followed by an additional 20% melt up in the first ten weeks of 2000. Were there observers at that time urging investors to sell big time? Yes, but they were the same observers who had been dead wrong for the past 2-3 years on the direction and intensity of the rally. At the time, there was no reason to believe they had suddenly become right.

In any case, selling at that time, (for taxable shareholders) would have guaranteed significant capital gains, resulting in big tax bills. And while, in hindsight, you might have been glad if we had done so, at the time there was

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[GRAPHIC OMITTED]
                                          DEC 31, 2000
                                          ------------
Markman Aggressive Allocation Portfolio      $23,958
S&P 500                                      $31,065
Funds of Funds Growth                        $23,760

Past performance is not predictive of future performance.

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[GRAPHIC OMITTED]

                                          DEC 31, 2000
                                          ------------
Markman Moderate Allocation Portfolio        $19,756
S&P 500                                      $31,065
Funds of Funds Moderate                      $21,880

Past performance is not predictive of future performance.

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[GRAPHIC OMITTED]

                                          DEC 31, 2000
                                          ------------
Markman Conservative Allocation Portfolio    $17,620
S&P 500                                      $31,065
Funds of Funds Conservative                  $18,481
Lehman Intermediate Government Bond Index    $15,153

Past performance is not predictive of future performance.

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[GRAPHIC OMITTED]
                                          DEC 31, 2000
                                          ------------
Markman Income Allocation Portfolio          $9,965
Lipper General Bond Fund Index              $10,727
Funds of Funds Income                       $10,229

Past performance is not predictive of future performance.

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                                    Markman                                    3

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absolutely no assurance  that this move would pay off. What if the market didn't go down significantly? You still would have incurred a loss of capital due to taxes. We would not be doing our job if something like that didn't give us serious pause. For the tax-deferred shareholders that care not about taxes, there is also the whole issue of short-term market timing. Even if a case could be made that we could find a good time to get out, there is no guarantee that we would guess right about an equally good time to get back in. The reality of having to make both these moves in real time in the real world is far different, and far more difficult, than what hindsight and the chattering of media know-it-alls would suggest.

--------------------------------------------------------------------------------
The mistake we made that we regret the most was that we did not prepare you for the degree of volatility that impacted on your share values. Frankly, we simply did not see those extreme moves as a realistic probability at the time. We were wrong about that.
--------------------------------------------------------------------------------

We hope that over the past few years we have made it clear that we are not market timers and firmly believe that short-term tactical asset allocation is more often harmful than not. We are long-term investors, with market time horizons of 3-5 years and longer. This is not a new song we are singing. We have made this stance very clear. Within that context, sometimes, happily, results over the short term will be great, but that doesn't mean we are focused on that short term. Sometimes, painfully, results over the short term will be bad. That again doesn't mean we toss out our long-term perspective.

We invest the way we do because we believe the evidence of the past and the prospects for the future indicate that the companies that are likely to prosper most will be those companies on the leading edge of growth and technology. Yes, they bring volatility to the table; we have never been shy about that issue. But if you remain confident that the long-term direction of the American economy is up, and that significant periods of prosperity lie ahead, you can't help but be equally confident about these companies and sectors. We believe the managers we have chosen to execute this strategy are the best in the business. They have shown a remarkable ability to generate long-term gains for shareholders. It simply doesn't seem realistic to assume that this much collective wisdom and experience will not be able to produce superior results over time.

We are sorry for the worry that this past year's volatility has caused many of you. The mistake we made that we regret the most was that we did not prepare you for the degree of volatility that impacted on your share values. Frankly, we simply did not see those extreme moves as a realistic probability at the time. We were wrong about that.

THE BIG STORY IN BONDS FOR 2001

We also want to take this opportunity to explain in greater length our 2001 tactics for the bond portion of our Portfolios. High yield ("junk") bonds have been in a disastrous bear market since the spring of 1998. Concerns about the economy, and liquidity problems in certain sectors have resulted in a vicious downdraft in the high yield arena. Prices have declined, and yields have risen so that, depending on the credit quality, yields of between 11-15% are now the norm in this sector. Many professionals now feel the declines have priced in the most negative of scenarios and that irresistible "bargains" can be had.

Interestingly, even though the "junk" end of the bond market usually attracts the more aggressive bond players, we now see cautious value investors taking new positions. At the end of December, The Wall Street Journal reported that no less a prudent value investor than Warren Buffet had invested several hundred million dollars in junk bonds. While there may be a bit more rockiness ahead, many experts believe that a diversified portfolio of these types of bonds could show good appreciation over the next couple of years. Combined with the already rich yield, that presents a total return prospect that is quite attractive. As the year wound down we began to make moves into this area and will continue to do so in the early goings of 2001.

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Many  professionals  now feel the declines  have priced in the most  negative of scenarios and that irresistible "bargains" can be had in high-yield bonds.
--------------------------------------------------------------------------------

The other consequence of Fed easing will be to reduce yields on the shorter-term bond funds we have been using. Over the past year, as the Fed raised rates, we were very comfortable capturing good returns while staying on the very short end of the maturity curve (with the Pimco Short-Term and Strong Short-Term funds). Since it's clear that the interest rate picture will be changing over the next 12-18 months, we will be considering shifting some of the short-term bond money to a fund that spreads the dollars out among a greater range of maturities. We believe this will potentially add several percentage points of return with minimal extra risk, given the rate environment. The fund we are likely to use in this instance is the Pimco Total Return Fund.

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4                                   Markman

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AGGRESSIVE ALLOCATION PORTFOLIO
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OUR  GOAL:  To  achieve  high  long-term   growth   consistent  with  reasonable
diversification. A fully invested portfolio, largely stock oriented, will be maintained at all times, thus creating relatively high volatility.

2000 was an ugly year for most equity investments, and the Aggressive Allocation Portfolio was no exception. We take little comfort from beating the NASDAQ by more than 10% (-27.3% for the Aggressive Allocation Portfolio vs. -39% for the NASDAQ). Compared to broader indices, our fund, which is (and will continue to
be) heavily technology oriented, fared worse. The S&P 500 was down about 10%.

Despite the short-term disappointments and extreme volatility, our long-term strategy remains unchanged. We believe that investing in the companies that lead the ongoing technological revolution will, over time, provide the greatest return for investors in the Aggressive Allocation Portfolio.

We think the coming years will see accelerating breakthroughs in medical technology and have added Dresdner Biotech to complement Rydex Biotech. The first is an actively managed multi-cap fund and the latter a large-cap index fund. Having two biotech funds provides us with two different management styles and perspectives on the industry.

We added two new funds to the Portfolio. Both are managed by well-respected, seasoned managers, and both will focus on mid-cap technology, particularly technology infrastructure. The first, RS Aggressive Growth, which opened on May 1, 2000, is run by Jim Callinan, who also manages the highly successful RS
Emerging Growth Fund. Callinan was named "1999 Domestic Fund Manager of the Year" by Morningstar. The second, Black Oak Emerging Technology Fund, is part of the highly successful Oak Associates family of funds (Pin Oak, Red Oak, and White Oak). It opened for business on December 28, 2000.

Firsthand Communications replaced Firsthand Technology Value and Firsthand Technology Innovators in the Portfolio. We did this to take advantage of a short-term tax loss opportunity. We believe all the Firsthand funds will do well over time. We also added Strong Growth 20, a proven performer managed by Ron Ognar. This fund attempts to identify the 20 best ideas at any given time, and takes an eclectic approach to investing.

In this difficult year we attempted to minimize distributions as much as possible by taking tax losses wher-ever we found them and by avoiding distributions from underlying funds. As a result, we had no distribution for 2000 and in fact have a small loss carryforward which will be applied against distributions in 2001. Scant comfort, perhaps, in a year like 2000, but good news nonetheless.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks  . . . . . . . . . . . . . .  91%
                 International Stocks . . . . . . . . . .   1%
                 Bonds  . . . . . . . . . . . . . . . . .   0%
                 Cash . . . . . . . . . . . . . . . . . .   8%

PORTFOLIO COMPARISON - December 31, 2000
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[GRAPHIC OMITTED]

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                              Markman Aggressive     Funds of Funds Association1
                             Allocation Portfolio            Growth Index
                             ---------------------------------------------------
12 months ending 12/31/00           -27.3%                       -6.1%
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3 years annualized                   11.2%                       10.8%
--------------------------------------------------------------------------------
5 years annualized                   12.8%                       11.9%
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Annualized since inception*          15.9%                       15.8%
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*from January 31, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Aggressive Allocation Portfolio -- December 31, 2000
--------------------------------------------------------------------------------------------
FUND                                                 SHARES       MARKET VALUE    % OF TOTAL
--------------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                        293,199     $  18,492,089         16.5%
--------------------------------------------------------------------------------------------
Janus Twenty Fund                                    244,286        13,386,892         11.9%
--------------------------------------------------------------------------------------------
Liberty-Stein Roe Growth Stock Fund *                276,352        11,405,048         10.1%
--------------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *                350,540        10,442,592          9.4%
--------------------------------------------------------------------------------------------
Firsthand Communications Fund *                    1,072,836         9,097,652          8.2%
--------------------------------------------------------------------------------------------
The Rydex Series OTC Fund *                          427,068         7,221,718          6.5%
--------------------------------------------------------------------------------------------
RS Aggressive Growth Fund *                          871,245         7,161,631          6.4%
--------------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *          189,309         6,887,067          6.2%
--------------------------------------------------------------------------------------------
Strong Growth 20 Fund *                              264,095         6,636,714          5.9%
--------------------------------------------------------------------------------------------
Marsico Focus Fund *                                 353,308         6,087,505          5.5%
--------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *                 600,000         6,000,000          5.4%
--------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund *                      107,144         4,980,069          4.5%
--------------------------------------------------------------------------------------------
Transamerica Premier Equity Fund *                   204,344         4,244,229          3.8%
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $92,838,273)                               112,043,206        100.3%
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                     (373,031)        (0.3%)
--------------------------------------------------------------------------------------------
NET ASSETS                                                       $ 111,670,175        100.0%
                                                                 =============        ======

* Non-income producing security.             See accompanying notes to financial statements.

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                                    Markman                                    5

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MODERATE ALLOCATION PORTFOLIO
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OUR  GOAL:  To  blend  our   Conservative   and   Aggressive   approaches  in  a
middle-of-the-road portfolio that aims for higher return than a Conservative approach but lower volatility than an Aggressive stance.

We have always attempted to keep the Moderate Allocation midway between the Aggressive Allocation and the Conservative Allocation by utilizing the best ideas of each, trying to get better returns than the Conservative and lower volatility than the Aggressive. This year it didn't work.

We found ourselves blindsided by extreme volatility over short periods, volatility that occurred, as circumstances would have it, at exactly the most inopportune time for the Portfolio. While we maintained the appropriate balance between stock funds and bond funds during the year, on several days in February and March we experienced wild swings in valuations just as we were repositioning the Portfolio, swings so severe that the Moderate Allocation slipped significantly in performance relative to the Aggressive and Conservative Allocations. Although the situation stabilized by mid-April, the damage was done and there was no way to correct it without distorting the allocation.

We believe it is highly unlikely that this situation will repeat in the future, and Moderate Allocation investors can assume that in the future they are likely to continue to achieve higher returns than the Conservative Allocation with less volatility than the Aggressive Allocation, as they indeed have prior to this year.

We added two new funds to the Portfolio that mirror changes in allocation and selection in the Aggressive Portfolio: RS Aggressive Growth and Black Oak Emerging Technology Fund. Firsthand Communications replaced Firsthand Technology Value and Firsthand Technology Innovators in the Portfolio. We did this to take advantage of a short-term tax loss opportunity. We believe all the Firsthand funds will do well over time. We also added Strong Growth 20, a proven performer managed by Ron Ognar. This fund attempts to identify the 20 best ideas at any given time, and takes an eclectic approach to investing. For example, as this is written, the two largest positions are Juniper Networks (Internet routers) and Kohl's (department stores).

We think the coming years will see accelerating breakthroughs in medical technology and have added Dresdner Biotech to complement Rydex Biotech. The first is an actively managed multi-cap fund and the latter a large-cap index fund. Having two biotech funds provides us with two different management styles and perspectives on the industry.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      64%
                 International Stocks ...............       1%
                 Bonds ..............................      27%
                 Cash ...............................       8%

PORTFOLIO COMPARISON -- December 31, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                Markman Moderate    Funds of Funds Association 1
                              Allocation Portfolio         Moderate Index
                              --------------------------------------------------
12 months ending 12/31/00           -25.4%                     -3.4%
--------------------------------------------------------------------------------
3 years annualized                    6.2%                      9.4%
--------------------------------------------------------------------------------
5 years annualized                    9.3%                     11.9%
--------------------------------------------------------------------------------
Annualized since inception*          12.2%                     14.2%
--------------------------------------------------------------------------------
*from January 31, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Moderate Allocation Portfolio -- December 31, 2000
--------------------------------------------------------------------------------------------
FUND                                                 SHARES       MARKET VALUE    % OF TOTAL
--------------------------------------------------------------------------------------------
PIMCO Short-Term Fund - Institutional              1,049,049      $ 10,490,494         16.2%
--------------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                        156,666         9,880,947         15.3%
--------------------------------------------------------------------------------------------
Marsico Focus Fund *                                 496,049         8,546,917         13.2%
--------------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional                796,776         7,872,147         12.2%
--------------------------------------------------------------------------------------------
Janus Twenty Fund                                    123,742         6,781,066         10.5%
--------------------------------------------------------------------------------------------
Firsthand Communications Fund *                      700,810         5,942,872          9.2%
--------------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *          118,245         4,301,752          6.7%
--------------------------------------------------------------------------------------------
The Rydex Series Biotechnology Fund *                130,105         3,875,813          6.0%
--------------------------------------------------------------------------------------------
Black Oak Emerging Technology Fund *                 300,000         3,000,000          4.7%
--------------------------------------------------------------------------------------------
Strong Growth 20 Fund *                               77,340         1,943,542          3.0%
--------------------------------------------------------------------------------------------
RS Aggressive Growth Fund *                          236,128         1,940,968          3.0%
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $61,500,502)                                64,576,518        100.0%
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                       (4,157)        (0.0%)
--------------------------------------------------------------------------------------------
NET ASSETS                                                        $ 64,572,361        100.0%
                                                                  ============        ======

* Non-income producing security.             See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6                                   Markman

================================================================================
CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
OUR GOAL: To capture returns close to those of a typical portfolio -- cautiously balanced among stocks, bonds and money market funds -- while keeping short-term volatility closer to that of an intermediate bond portfolio.

The Conservative Allocation under performed its benchmark significantly, due to our belief that the equity portion of all our Portfolios, including this Portfolio, should be committed to a long-range perspective. With the horrific pullback of technology stocks, the Conservative Allocation was severely affected despite having between 40% and 55% of its assets allocated to short-term bond funds and cash during the entire second half.

As we prepare for the economic conditions which we believe will prevail in 2001, the Portfolio is well positioned to benefit, with 55% in bond funds or cash and the balance in a variety of equity funds, with our continued emphasis on technology, biotechnology, and large-cap growth. We expect to add a position in high-yield bond funds as well, in order to benefit from the unusually high spread between yields in that market compared to investment-grade bonds. Our analysis indicates that most, if not all, of the damage has been already put out on the table, so to speak, in the high yield market. We believe we can thus add a significant high yield position to the Portfolio, greatly enhancing our return potential, while only minimally impacting short-term volatility.

During the second half, we added Firsthand Communications and sold both Firsthand Technology Innovators and Firsthand Technology Value, primarily to take advantage of tax losses. We continue to have the highest regard for all the Firsthand funds. We added Dresdner Biotech, confirming our expectation that the biotechnology sector will provide significant value over the next few years.

With expectations for a significant stock market rebound, and high hopes for the high yield bond market, we are very optimistic about the potential for the Conservative Portfolio in 2001.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      41%
                 International Stocks ...............       1%
                 Bonds ..............................      52%
                 Cash ...............................       6%

PORTFOLIO COMPARISON -- December 31, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                              Markman Conservative  Funds of Funds Association 1
                              Allocation Portfolio       Conservative Index
                              --------------------------------------------------
12 months ending 12/31/00           -16.8%                      0.9%
--------------------------------------------------------------------------------
3 years annualized                    4.8%                      7.4%
--------------------------------------------------------------------------------
5 years annualized                    8.4%                      9.4%
--------------------------------------------------------------------------------
Annualized since inception*          10.0%                     10.9%
--------------------------------------------------------------------------------
*from January 31, 1995

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Conservative Allocation Portfolio -- December 31, 2000
--------------------------------------------------------------------------------------------
FUND                                                 SHARES       MARKET VALUE    % OF TOTAL
--------------------------------------------------------------------------------------------
PIMCO Short-Term Fund - Institutional                727,799      $  7,277,992         28.8%
--------------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional                604,038         5,967,893         23.7%
--------------------------------------------------------------------------------------------
Firsthand Communications Fund *                      278,886         2,364,954          9.4%
--------------------------------------------------------------------------------------------
Marsico Focus Fund *                                 131,600         2,267,473          9.0%
--------------------------------------------------------------------------------------------
Dresdner RCM Biotechnology Fund - Class N *           50,273         1,828,930          7.3%
--------------------------------------------------------------------------------------------
The Rydex Series OTC Fund *                          106,213         1,796,070          7.1%
--------------------------------------------------------------------------------------------
Janus Twenty Fund                                     30,695         1,682,065          6.7%
--------------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                         21,625         1,363,895          5.4%
--------------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                    722,550           722,550          2.9%
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $24,788,009)                                25,271,822        100.3%
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                      (68,225)        (0.3%)
--------------------------------------------------------------------------------------------
NET ASSETS                                                        $ 25,203,597        100.0%
                                                                  ============        ======

* Non-income producing security.             See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    7

================================================================================
INCOME ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------
OUR GOAL: To provide high current income and low share price fluctuation.

The Income Allocation Portfolio has continued to experience a challenging market dynamic. As the market changed dramatically during the course of 2000, we attempted to adjust the Portfolio to reflect these fast changing conditions. While the investment-grade bond portion of the Portfolio performed well, both the high-yield bond and equity portions reflected those markets in general.

As the high-yield bond market eroded during the second half of the year we eliminated our position, missing the final declines in the arena, then in December began to rebuild our positions. Our high yield allocation now stands at around 20% of the Portfolio, and is likely to increase from there. As we look forward to 2001, we believe the Portfolio is well positioned to benefit from the current economic conditions. Because high-yield bonds at this time have a significant yield relative to both government bonds and investment grade corporate bonds, we believe the reward/risk ratio is extremely attractive.

The equity portion of the Portfolio, currently representing 13.5% of the total, is divided among three funds from two of our favorite managers: Jim Oelschlager (Oak Associates) and Kevin Landis (Firsthand Funds). Despite (or perhaps because of) the gloom and doom surrounding technology, we expect a rebound in 2001. During the second half of 2000 we divided the Oak Associates allocation between White Oak and Pin Oak, whereas we owned only White Oak on June 30. We added Firsthand Tech Value to represent the Firsthand Funds.

The balance of the Portfolio is invested in either money market funds or short-term (up to 2 year duration) bond funds. Both provide stability to the Portfolio and the latter, in a period of lowering short-term interest rates, will also offer the potential for modest capital gains.

                 ---------------------------------------------
                               CONTENT BREAKDOWN
                 ---------------------------------------------
                                   Unaudited

                               [GRAPHIC OMITTED]

                 U.S. Stocks ........................      13%
                 International Stocks ...............       0%
                 Bonds ..............................      62%
                 Cash ...............................      25%

PORTFOLIO COMPARISON -- December 31, 2000
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                 Markman Income     Funds of Funds Association 1
                              Allocation Portfolio          Income Index
                              --------------------------------------------------
12 months ending 12/31/00            -3.5%                      3.7%
--------------------------------------------------------------------------------
3 years annualized                     n/a                       n/a
--------------------------------------------------------------------------------
5 years annualized                     n/a                       n/a
--------------------------------------------------------------------------------
Annualized since inception*          -0.2%                      0.4%
--------------------------------------------------------------------------------
*from May 1, 1999

1 The Funds of Funds Association provides monthly performance indices for funds of funds. It divides asset allocation funds of funds into conservative, moderate, and growth categories based on their degree of daily price volatility compared to the S&P 500 in 1998. Income funds of funds have 85% or more of their assets invested in bond funds. Independent data from Lipper Analytical Services is used to calculate the average returns within these categories. These indices are not audited as part of the financial statement audit. Markman Capital Management, the adviser to the Markman MultiFunds, is a founding member of the Funds of Funds Association. Additional information is available at www.fundsoffunds.org.

============================================================================================
PORTFOLIO OF INVESTMENTS
Markman Income Allocation Portfolio -- December 31, 2000
--------------------------------------------------------------------------------------------
FUND                                                 SHARES       MARKET VALUE    % OF TOTAL
--------------------------------------------------------------------------------------------
PIMCO Total Return Fund - Institutional               10,642      $    110,572         20.5%
--------------------------------------------------------------------------------------------
PIMCO Short-Term Fund - Institutional                  6,006            60,060         11.1%
--------------------------------------------------------------------------------------------
Strong Advantage Fund - Institutional                  6,069            59,965         11.1%
--------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                         4,753            36,741          6.8%
--------------------------------------------------------------------------------------------
INVESCO High Yield Fund                                7,064            36,026          6.7%
--------------------------------------------------------------------------------------------
Northeast Investors Trust                              4,398            35,929          6.7%
--------------------------------------------------------------------------------------------
White Oak Growth Stock Fund *                            492            31,006          5.8%
--------------------------------------------------------------------------------------------
Firsthand Technology Value Fund *                        293            21,761          4.0%
--------------------------------------------------------------------------------------------
Pin Oak Aggressive Stock Fund *                          402            18,708          3.5%
--------------------------------------------------------------------------------------------
Miscellaneous - Money Market Fund                    118,316           118,316         22.0%
--------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $532,838)                                      529,084         98.2%
--------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET                                        9,840          1.8%
--------------------------------------------------------------------------------------------
NET ASSETS                                                        $    538,924        100.0%
                                                                  ============        ======

* Non-income producing security.             See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8                                   Markman

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES  o  December 31, 2000

                                                                    Markman           Markman           Markman           Markman
                                                                     Income      Conservative          Moderate        Aggressive
                                                                 Allocation        Allocation        Allocation        Allocation
                                                                  Portfolio         Portfolio         Portfolio         Portfolio
=================================================================================================================================
ASSETS

Investments in securities:
   At acquisition cost ...................................    $     532,838     $  24,788,009     $  61,500,502     $  92,838,273
                                                              =============     =============     =============     =============
   At value (Note 1) .....................................    $     529,084     $  25,271,822     $  64,576,518     $ 112,043,206
Cash .....................................................            9,722                --         2,319,516         5,852,236
Receivable for capital shares sold .......................               --                --             2,915            15,257
Receivable for securities sold ...........................               --                --           900,000                --
Dividends receivable .....................................            1,710             2,005             5,744            15,402
Other assets .............................................              205                --                --                --
                                                              -------------     -------------     -------------     -------------
   TOTAL ASSETS ..........................................          540,721        25,273,827        67,804,693       117,926,101
                                                              -------------     -------------     -------------     -------------

=================================================================================================================================
LIABILITIES

Payable for capital shares redeemed ......................            1,500            25,559           109,228            73,269
Payable for securities purchased .........................               --                --         3,000,000         6,000,000
Distributions payable to shareholders ....................               --            23,019            54,724                --
Other liabilities ........................................               --               643            14,359            88,721
Payable to affiliates (Note 3) ...........................              297            21,009            54,021            93,936
                                                              -------------     -------------     -------------     -------------
   TOTAL LIABILITIES .....................................            1,797            70,230         3,232,332         6,255,926
                                                              -------------     -------------     -------------     -------------

=================================================================================================================================
NET ASSETS ...............................................    $     538,924     $  25,203,597     $  64,572,361     $ 111,670,175
                                                              =============     =============     =============     =============
Net assets consist of:
Paid-in capital ..........................................    $     584,824     $  24,917,872     $  61,507,107     $  94,110,701
Distributions in excess of net realized gains ............               --          (198,088)          (10,762)           (5,906)
Accumulated net realized losses from security transactions          (42,146)               --                --        (1,639,553)
Net unrealized appreciation (depreciation) on investments            (3,754)          483,813         3,076,016        19,204,933
                                                              -------------     -------------     -------------     -------------
   NET ASSETS ............................................    $     538,924     $  25,203,597     $  64,572,361     $ 111,670,175
                                                              =============     =============     =============     =============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 5) ...           59,371         2,226,113         5,530,938         6,925,210
                                                              =============     =============     =============     =============

Net asset value, redemption price and offering
   price per share (Note 1) ..............................    $        9.08     $       11.32     $       11.67     $       16.13
                                                              =============     =============     =============     =============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                    9

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

================================================================================================================================
STATEMENTS OF OPERATIONS  o  For the year ended December 31, 2000

                                                                         Markman         Markman         Markman         Markman
                                                                          Income    Conservative        Moderate      Aggressive
                                                                      Allocation      Allocation      Allocation      Allocation
                                                                       Portfolio       Portfolio       Portfolio       Portfolio

INVESTMENT INCOME
Dividend income .................................................   $     33,603    $  1,006,267    $  1,383,574    $     49,860
                                                                    ------------    ------------    ------------    ------------
EXPENSES
Investment advisory fees ........................................          3,416         287,091         812,424       1,347,726
Independent trustees' fees ......................................            300          13,900          13,900          13,900
                                                                    ------------    ------------    ------------    ------------
Total expenses (Note 3) .........................................          3,716         300,991         826,324       1,361,626
                                                                    ------------    ------------    ------------    ------------

NET INVESTMENT INCOME (LOSS) ....................................         29,887         705,276         557,250      (1,311,766)
                                                                    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ..........        (36,535)        118,089       3,085,545      (6,596,458)
Capital gain distributions from other investment companies ......          1,355         321,525       1,422,917       5,120,414
Net change in unrealized appreciation/depreciation on investments        (18,553)     (6,577,569)    (28,915,199)    (39,667,392)
                                                                    ------------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED Losses ON INVESTMENTS ...............        (53,733)     (6,137,955)    (24,406,737)    (41,143,436)

NET DECREASE IN NET ASSETS FROM OPERATIONS ......................   $    (23,846)   $ (5,432,679)   $(23,849,487)   $(42,455,202)
                                                                    ============    ============    ============    ============

See accompanying notes to financial statements.

================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Markman Income                    Markman Conservative
                                                                   Allocation Portfolio                 Allocation Portfolio

                                                                 Year ended      Period ended        Year ended        Year ended
                                                              Dec. 31, 2000   Dec. 31, 1999(A)    Dec. 31, 2000     Dec. 31, 1999
FROM OPERATIONS:
Net investment income (loss) .............................    $      29,887     $      20,297     $     705,276     $   1,252,871
Net realized gains (losses) from security transactions ...          (36,535)           (7,411)          118,089         1,547,664
Capital gain distributions from other investment companies            1,355               445           321,525           442,856
Net change in unrealized appreciation/depreciation
   on investments ........................................          (18,553)           14,799        (6,577,569)        3,981,393
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from operations ....          (23,846)           28,130        (5,432,679)        7,224,784
                                                              -------------     -------------     -------------     -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income .....................          (29,887)          (20,297)         (524,764)       (1,097,151)
Return of capital ........................................              (92)          (11,458)               --                --
Distributions from net realized gains ....................               --                --          (439,614)       (1,647,858)
Distributions in excess of net realized gains ............               --                --           (56,306)               --
                                                              -------------     -------------     -------------     -------------
Decrease in net assets from distributions to shareholders           (29,979)          (31,755)       (1,020,684)       (2,745,009)
                                                              -------------     -------------     -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
Proceeds from shares sold ................................        1,134,297         2,939,910         6,825,308         7,944,542
Net asset value of shares issued in
   reinvestment of distributions to shareholders .........           28,828            31,755           997,665         2,697,126
Payments for shares redeemed .............................       (2,466,457)       (1,071,959)      (10,764,911)      (10,989,293)
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   capital share transactions ............................       (1,303,332)        1,899,706)       (2,941,938)         (347,625)
                                                              -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................       (1,357,157)        1,896,081        (9,395,301)        4,132,150

NET ASSETS:
Beginning of period ......................................        1,896,081                --        34,598,898        30,466,748
                                                              -------------     -------------     -------------     -------------
End of period ............................................    $     538,924     $   1,896,081     $  25,203,597     $  34,598,898
                                                              =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME ......................    $          --     $          --     $          --     $       1,560
                                                              =============     =============     =============     =============

                                                                     Markman Moderate                    Markman Aggressive
                                                                   Allocation Portfolio                 Allocation Portfolio

                                                                 Year ended        Year ended        Year ended        Year ended
                                                              Dec. 31, 2000     Dec. 31, 1999     Dec. 31, 2000     Dec. 31, 1999
FROM OPERATIONS:
Net investment income (loss) .............................    $     557,250     $   1,721,593     $  (1,311,766)    $    (790,657)
Net realized gains (losses) from security transactions ...        3,085,545         5,902,722        (6,596,458)        8,966,456
Capital gain distributions from other investment companies        1,422,917         1,546,791         5,120,414         3,183,646
Net change in unrealized appreciation/depreciation
   on investments ........................................      (28,915,199)       18,152,745       (39,667,392)       33,815,297
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from operations ....      (23,849,487)       27,323,851       (42,455,202)       45,174,742
                                                              -------------     -------------     -------------     -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income .....................         (525,842)       (1,607,343)               --                --
Return of capital ........................................               --                --                --                --
Distributions from net realized gains ....................       (3,545,284)       (6,205,785)               --       (10,222,408)
Distributions in excess of net realized gains ............               --                --                --                --
                                                              -------------     -------------     -------------     -------------
Decrease in net assets from distributions to shareholders        (4,071,126)       (7,813,128)               --       (10,222,408)
                                                              -------------     -------------     -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
Proceeds from shares sold ................................       13,903,179        12,400,277        38,806,207        23,265,400
Net asset value of shares issued in
   reinvestment of distributions to shareholders .........        4,016,402         7,759,052                --        10,110,921
Payments for shares redeemed .............................      (26,225,375)      (22,670,359)      (21,042,890)      (23,581,252)
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from
   capital share transactions ............................       (8,305,794)       (2,511,030)       17,763,317         9,795,069
                                                              -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ..................      (36,226,407)       16,999,693       (24,691,885)       44,747,403

NET ASSETS:
Beginning of period ......................................      100,798,768        83,799,075       136,362,060        91,614,657
                                                              -------------     -------------     -------------     -------------
End of period ............................................    $  64,572,361     $ 100,798,768     $ 111,670,175     $ 136,362,060
                                                              =============     =============     =============     =============
UNDISTRIBUTED NET INVESTMENT INCOME ......................    $          --     $       2,508     $          --     $          --
                                                              =============     =============     =============     =============

(A) Except for the Markman Income Allocation Portfolio which represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10                                  Markman

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

================================================================================
MARKMAN INCOME ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

                                                       Year ended  Period ended
                                                      December 31, December 31,
                                                          2000       1999(A)
                                                       ---------    ---------
Net asset value at beginning of period .............   $   10.02    $   10.00
                                                       ---------    ---------
Income from investment operations:
   Net investment income ...........................        0.60         0.24
   Net realized and unrealized gains (losses)
      on investments ...............................       (0.94)        0.08
                                                       ---------    ---------
Total from investment operations ...................       (0.34)        0.32
                                                       ---------    ---------
Less distributions:
   Dividends from net investment income ............       (0.60)       (0.24)
   Return of capital ...............................          --        (0.06)
                                                       ---------    ---------
Total distributions ................................       (0.60)       (0.30)
                                                       ---------    ---------

NET ASSET VALUE AT END OF PERIOD ...................   $    9.08    $   10.02
                                                       =========    =========

TOTAL RETURN .......................................      (3.51%)       3.27%(B)
                                                       =========    =========

NET ASSETS AT END OF PERIOD (000'S) ................   $     539    $   1,896
                                                       =========    =========
Ratio of expenses to average net assets ............       0.65%        0.64%(C)
Ratio of net investment income to average net assets       5.26%        6.97%(C)
Portfolio turnover rate ............................        130%         .78%(C)

(A) Represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
(B)  Not Annualized.
(C)  Annualized.
See accompanying notes to financial statements.

==================================================================================================================================
MARKMAN CONSERVATIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                              2000            1999            1998            1997            1996
Net asset value at beginning of year ...............    $    14.18      $    12.33      $    11.82      $    11.49      $    10.97
                                                        ----------      ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income ...........................          0.33            0.55            0.25            0.33            0.28
   Net realized and unrealized gains (losses)
      on investments ...............................         (2.71)           2.53            1.03            1.31            1.19
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................         (2.38)           3.08            1.28            1.64            1.47
                                                        ----------      ----------      ----------      ----------      ----------
Less distributions:
   Dividends from net investment income ............         (0.25)          (0.49)          (0.28)          (0.30)          (0.28)
   Distributions in excess of net investment income             --              --           (0.02)          (0.15)          (0.18)
   Distributions from net realized gains ...........         (0.20)          (0.74)          (0.47)          (0.86)          (0.49)
   Distributions in excess of net realized gains ...         (0.03)             --              --              --              --
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (0.48)          (1.23)          (0.77)          (1.31)          (0.95)
                                                        ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF YEAR .....................    $    11.32      $    14.18      $    12.33      $    11.82      $    11.49
                                                        ==========      ==========      ==========      ==========      ==========

TOTAL RETURN .......................................       (16.81%)         24.97%          10.83%          14.27%          13.41%
                                                        ==========      ==========      ==========      ==========      ==========

NET ASSETS AT END OF YEAR (000'S) ..................    $   25,204      $   34,599      $   30,467      $   36,680      $   42,579
                                                        ==========      ==========      ==========      ==========      ==========
Ratio of expenses to average net assets ............         0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment income to average net assets         2.23%           3.89%           1.70%           2.38%           3.21%
Portfolio turnover rate ............................           95%             78%            165%             48%            104%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                    Markman                                   11

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MARKMAN MODERATE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                              2000            1999            1998            1997            1996
Net asset value at beginning of year ...............    $    16.69      $    13.35      $    11.90      $    11.49      $    11.31
                                                        ----------      ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income ...........................          0.11            0.31            0.12            0.26            0.18
   Net realized and unrealized gains (losses)
      on investments ...............................         (4.35)           4.43            2.06            1.96            1.08
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................         (4.24)           4.74            2.18            2.22            1.26
                                                        ----------      ----------      ----------      ----------      ----------

Less distributions:
   Dividends from net investment income ............         (0.10)          (0.29)          (0.12)          (0.26)          (0.18)
   Distributions in excess of net investment income             --              --           (0.04)          (0.21)          (0.14)
   Distributions from net realized gains ...........         (0.68)          (1.11)          (0.57)          (1.34)          (0.76)
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (0.78)          (1.40)          (0.73)          (1.81)          (1.08)
                                                        ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF YEAR .....................    $    11.67      $    16.69      $    13.35      $    11.90      $    11.49
                                                        ==========      ==========      ==========      ==========      ==========

TOTAL RETURN .......................................       (25.38%)         35.49%          18.32%          19.38%          11.11%
                                                        ==========      ==========      ==========      ==========      ==========

NET ASSETS AT END OF YEAR (000's) ..................    $   64,572      $  100,799      $   83,799      $   86,388      $   78,627
                                                        ==========      ==========      ==========      ==========      ==========
Ratio of expenses to average net assets ............         0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment income to average net assets         0.64%           1.98%           0.84%           1.96%           1.34%
Portfolio turnover rate ............................          142%             68%            117%             82%            280%

See accompanying notes to financial statements.

==================================================================================================================================
MARKMAN AGGRESSIVE ALLOCATION PORTFOLIO o FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year

                                                        Year ended      Year ended      Year ended      Year ended      Year ended
                                                       December 31,    December 31,    December 31,    December 31,    December 31,
                                                              2000            1999            1998            1997            1996
Net asset value at beginning of year ..............    $    22.20      $    16.01      $    12.74      $    12.26      $    11.79
                                                       ----------      ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income (loss) ...................         (0.19)          (0.13)          (0.09)           0.01            0.05
   Net realized and unrealized gains (losses)
      on investments ..............................         (5.88)           8.12            3.42            2.32            1.34
                                                       ----------      ----------      ----------      ----------      ----------
Total from investment operations ..................         (6.07)           7.99            3.33            2.33            1.39
                                                       ----------      ----------      ----------      ----------      ----------

Less distributions:
   Dividends from net investment income ...........            --              --              --           (0.01)          (0.05)
   Distributions in excess of net investment income            --              --              --           (0.19)          (0.11)
   Distributions from net realized gains ..........            --           (1.80)          (0.06)          (1.65)          (0.76)
                                                       ----------      ----------      ----------      ----------      ----------
Total distributions ...............................            --           (1.80)          (0.06)          (1.85)          (0.92)
                                                       ----------      ----------      ----------      ----------      ----------

NET ASSET VALUE AT END OF YEAR ....................    $    16.13      $    22.20      $    16.01      $    12.74      $    12.26
                                                       ==========      ==========      ==========      ==========      ==========

TOTAL RETURN ......................................       (27.34%)         49.88%          26.17%          18.96%          11.72%
                                                       ==========      ==========      ==========      ==========      ==========

NET ASSETS AT END OF YEAR (000's) .................    $  111,670      $  136,362      $   91,615      $   84,401      $   84,329
                                                       ==========      ==========      ==========      ==========      ==========
Ratio of expenses to average net assets ...........         0.95%           0.95%           0.95%           0.95%           0.95%
Ratio of net investment income (loss) to
   average net assets .............................        (0.92%)         (0.76%)         (0.62%)          0.05%           0.34%
Portfolio turnover rate ...........................          106%             56%            101%            141%            340%

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12                                  Markman

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

Markman MultiFund Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end non-diversified management investment company. The Trust was organized as a Massachusetts business trust on September 7, 1994. The Trust offers four series of shares to investors: the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio (collectively, the Funds). The Trust was capitalized on November 28, 1994, when the Funds' investment adviser, Markman Capital Management, Inc. (the Adviser), purchased the initial shares of each Fund (except for the Markman Income Allocation Portfolio) at $10.00 per share. The public offering of shares of such Funds commenced on January 26, 1995. The Trust had no operations prior to the public offering of shares except for the initial issuance of shares to the Adviser. The public offering of shares of the Markman Income Allocation Portfolio commenced on May 1, 1999.

The Markman Income Allocation Portfolio seeks to provide high current income and low share price fluctuation. The Markman Conservative Allocation Portfolio seeks to provide current income and low to moderate growth of capital. The Markman Moderate Allocation Portfolio seeks growth of capital and a reasonable level of current income. The Markman Aggressive Allocation Portfolio seeks capital appreciation without regard to current income.

The following is a summary of the Trust's significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Shares of open-end, management investment companies (mutual funds) in which the Funds invest are valued at their respective net asset values as determined under the 1940 Act. Such mutual funds value securities in their portfolios for which market quotations are readily available at their current market value (generally the last reported sale price) and all other securities and assets at fair value pursuant to methods established in good faith by the Board of Trustees or Directors of the underlying mutual fund. Money market funds in which the Funds also invest generally value securities in their portfolios on an amortized cost basis, which approximates market.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of that Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share of each Fund are equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. For financial reporting purposes, the Funds record distributions of short-term and long-term capital gains made by mutual funds in which the Funds invest as realized gains. For tax purposes, the short-term portion of such distributions is treated as dividend income by the Funds.

Distributions to shareholders -- Distribu-tions to shareholders arising from each Fund's net investment income and net realized capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of as-sets and liabilities at the date of the financial statements and the reported amounts of revenues and expensesduring thereporting period. Actual results could differ fromthose estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code (the Code) available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly,no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Each of the Funds files a tax return annually using tax accounting methods required under provisions of the Code which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of short-term gain distributions made by mutual funds in which the Funds invest and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized capital gain or loss reported in the financial statements may differ from that reported in the Fund's tax return and, consequently, the character of distributions to shareholders reported in the Statements of Changes in Net Assets and the Financial Highlights may differ from that reported to shareholders for federal income tax purposes. As a result of such differences, reclassifications are made to the components of net assets to conform to generally accepted accounting principles.

The following information is based upon the federal income tax cost of portfolio investments as of December 31, 2000:

---------------------------------------------------------------------------------------------------
                                         Markman          Markman          Markman          Markman
                                          Income     Conservative         Moderate       Aggressive
                                      Allocation       Allocation       Allocation       Allocation
                                       Portfolio        Portfolio        Portfolio        Portfolio
                                    ------------     ------------     ------------     ------------
Gross unrealized appreciation ..    $     10,967     $  1,139,986     $  5,287,001     $ 21,572,276
Gross unrealized depreciation ..         (14,721)        (857,922)      (2,221,747)      (2,386,083)
                                    ------------     ------------     ------------     ------------
Net unrealized appreciation
   (depreciation) ..............    $     (3,754)    $    282,064     $  3,065,254     $ 19,186,193
                                    ============     ============     ============     ============
Federal income tax cost of
   portfolio investments .....      $    532,838     $ 24,989,758     $ 61,511,264     $ 92,857,013
                                    ============     ============     ============     ============
---------------------------------------------------------------------------------------------------

As of December 31, 2000, the Markman Income Allocation Portfolio had a capital loss carryforward for federal income tax purposes of $42,146 which was made up of $6,996 which expires December 31, 2007, and $35,150 which expires December 31, 2008. The Markman Aggressive Allocation Portfolio had a captital loss carryforward for federal income tax purposes of $1,626,719, all of which expires December 31, 2008. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                    Markman                                   13

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Markman Income Allocation Portfolio and the Markman Aggressive Allocation Portfolio reclassified $92 of return of capital and $1,311,766 of net investment loss, respectively, to paid in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements have no effect of each Portfolio's net assets or net asset value per share.

2.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2000, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $627,576 and $1,758,759, respectively, for the Markman Income Allocation Portfolio, $28,367,056 and $28,633,271, respectively, for the Markman Conservative Allocation Port-folio, $116,252,005 and $119,192,979, respectively, for the Markman Moderate Allocation Portfolio, and $171,161,593 and $148,949,591, respectively, for the Markman Aggressive Allocation Portfolio.

3.   TRANSACTIONS WITH AFFILIATES

The Chairman of the Board and President of the Trust is also the President of Markman Capital Management, Inc. (the Adviser). Certain other Trustees and officers of the Trust are also officers of the Adviser or of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser pursuant to the terms of an Investment Management Agreement. Each Fund pays the Adviser an investment management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio and the Markman Aggressive Allocation Portfolio and 0.65% of the average daily net assets of the Markman Income Allocation Portfolio. The Adviser pays all operating expenses of the Funds except brokerage commissions, taxes, interest, fees and expenses of independent Trustees and any extraordinary expenses. In addition, the Adviser is contractually obligated to reduce its investment management fee in an amount equal to each Fund's allocable portion of the fees and expenses of the Trust's independent Trustees.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT
Under the terms of the Administration, Accounting, and Transfer Agency Agreement between the Trust, the Adviser and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each of the Funds. IFS supervises the preparation of tax returns for the Funds, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. In addition, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. IFS also calculates the daily net asset value per share and maintains the financial books and records of each Fund. For the performance of these services, the Adviser, out of its investment management fee, pays IFS a monthly base fee, an asset-based fee, and a fee based on the number of shareholder accounts. In addition, the Adviser pays out-of-pocket expenses including, but not limited to, postage and supplies.

4.   BANK LOANS

The Trust has an unsecured $10,000,000 bank line of credit; borrowings under this arrangement bear interest at a rate determined by the bank at the time of borrowing. As of December 31, 2000, no Funds in the Trust had outstanding borrowings under the line of credit. No compensating balances are required.

5.   FUND SHARE TRANSACTIONS

Proceeds and payments from capital share transactions as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years ended December 31, 2000 and December 31, 1999:(A)

------------------------------------------------------------------------------------------------------------
                                                 MARKMAN INCOME                     MARKMAN CONSERVATIVE
                                              ALLOCATION PORTFOLIO                  ALLOCATION PORTFOLIO

                                         Year ended       Period ended         Year ended         Year ended
                                      Dec. 31, 2000   Dec. 31, 1999(A)      Dec. 31, 2000      Dec. 31, 1999
                                      ----------------------------------------------------------------------
Shares sold .....................           115,701            294,119            490,388            609,311
Shares issued in reinvestment  of
   distributions to shareholders              3,054              3,181             88,133            190,206
Shares redeemed .................          (248,550)          (108,134)          (791,536)          (830,853)
                                           --------           --------          ---------          ---------
Net increase (decrease) in
   shares outstanding ...........          (129,795)           189,166           (213,015)           (31,336)
Shares outstanding,
   beginning of period ..........           189,166                 --          2,439,128          2,470,464
                                          ---------          ---------          ---------          ---------
Shares outstanding, end of period            59,371            189,166          2,226,113          2,439,128
                                          =========          =========          =========          =========
                                                MARKMAN MODERATE                     MARKMAN AGGRESSIVE
                                              ALLOCATION PORTFOLIO                  ALLOCATION PORTFOLIO

                                         Year ended         Year ended         Year ended         Year ended
                                      Dec. 31, 2000      Dec. 31, 1999      Dec. 31, 2000      Dec. 31, 1999
                                      ----------------------------------------------------------------------
Shares sold .....................           876,226            856,136          1,771,691          1,270,649
Shares issued in reinvestment  of
   distributions to shareholders            344,165            464,892                 --            455,447
Shares redeemed .................        (1,729,279)        (1,558,964)          (988,000)        (1,308,199)
                                          ---------          ---------          ---------          ---------
Net increase (decrease) in
   shares outstanding ...........          (508,888)          (237,936)           783,691            417,897
Shares outstanding,
   beginning of period ..........         6,039,826          6,277,762          6,141,519          5,723,622
                                          ---------          ---------          ---------          ---------
Shares outstanding, end of period         5,530,938          6,039,826          6,925,210          6,141,519
                                          =========          =========          =========          =========

(A)  Except for the Markman Income Allocation  Portfolio which represents the period from the initial public offering of shares (May 1, 1999) through December 31, 1999.
------------------------------------------------------------------------------------------------------------

6.   FEDERAL TAX INFORMATION FOR SHAREHOLDERS (UNAUDITED)

On December 31,2000,the Markman Conservative Allocation Portfolio declared and paid a long-term capital gain of $0.2318 per share,and the Markman Moderate Allocation Portfolio declared and paid a long-term capital gain of $0.6823 per share.n January of 2001,shareholders will be provided with Form 1099-DIV which reports the amount and tax status of the capital gain distributions paid during calendar year 2000.

--------------------------------------------------------------------------------
14                                  Markman

================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF THE MARKMAN MULTIFUND TRUST:

We have audited the statements of assets and liabilities, including the portfolios of investments, of the Markman MultiFund Trust comprising the Markman Income Allocation Portfolio, the Markman Conservative Allocation Portfolio, the Markman Moderate Allocation Portfolio, and the Markman Aggressive Allocation Portfolio as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Markman MultiFund Trust as of December 31, 2000, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.


/s/ Arthur Andersen LLP

Cincinnati, Ohio
January 26, 2001

--------------------------------------------------------------------------------
                                    Markman                                   15

================================================================================
STAY INFORMED
--------------------------------------------------------------------------------

PORTFOLIO/STRATEGY UPDATE
800-975-5463
Bob Markman's weekly market overview and MultiFund activity report.

ONLINE
www.markman.com
Check for net asset values and more.

PRICELINE
800-536-8679
Up-to-the-minute net asset values and account values.

HELPLINE
800-707-2771
For a prospectus, an application form, assistance in completing an application, or for general administrative questions.

--------------------------------------------------------------------------------
WEBSITE PROVIDES UPDATES ON-LINE

For expanded performance information, portfolio allocations updated biweekly, on-line access to the Prospectus and forms, and other helpful information, log on to the MultiFunds web site at:

                                www.markman.com
--------------------------------------------------------------------------------
These forms are available:

o  Account Application
o  IRA Application
o  Roth IRA Application
o  IRA transfer request
o  Roth IRA Conversion Request
o  Dollar Cost Averaging Application
o  Systematic Withdrawal Plan Request
o  Automatic Investment Request
o  Company Retirement Account Application
o  Company Retirement Plan Prototype
   [includes Profit Sharing, Money Purchase, 401(k)]
o  403(b) Plan and Application

The minimum DIRECT investment is $25,000. If you want to invest less than $25,000, you may purchase the Markman MultiFunds through:

Charles Schwab & Company (800-266-5623), Fidelity Investments (800-544-7558), and TD Waterhouse (800-934-4443), among others. There is no transaction fee when you purchase the Markman MultiFunds through these discount brokers.

For  additional  forms or answers to any  questions  just  contact  the  Markman
MultiFunds  (between  the  hours  of  8:30  AM  and  5:30  PM  EST).  Toll-free:
800-707-2771.

==================================================================================================
MARKMAN                     INVESTMENT ADVISER                  SHAREHOLDER SERVICES
MULTIFUNDS                  Markman Capital Management, Inc.    c/o Integrated Fund Services, Inc.
----------                  6600 France Avenue South            P.O. Box 5354
For investors too smart     Minneapolis, Minnesota  55435       Cincinnati, Ohio  54201-5354
to do it themselves(sm)     Telephone: 952-920-4848             Toll-free: 800-707-2771
                            Toll-free: 800-395-4848

Authorized  for  distribution  only if  preceded  or  accompanied  by a  current prospectus.
---------------------------------------------------------------------------------------------------